Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Subscriptions Receivable	AOCI (Loss) (Foreign Currency Translation Adjustment)	Statutory Surplus Reserves	Accumulated Earnings	Total Shareholders’ Equity	Non-controlling Interest
Balance at Dec. 31, 2018	$ 291,928	$ 71	$ 0	$ 204,998		$ (2,099)	$ 26,643	$ 23,820	$ 253,433	$ 38,495
Balance (in shares) at Dec. 31, 2018		71,139,402
Balance (in shares) at Dec. 31, 2018			0
Share-based compensation (note 19)	3,003	$ 0	$ 0	3,003		0	0	0	3,003	0
Exercise of stock options (note 18) (note 19)	4	$ 0	0	4		0	0	0	4	0
Exercise of stock options (note 18) (note 19) (in shares)		13,500
Cancellation of outstanding shares	0	$ 0	0	0		0	0	0	0	0
Cancellation of outstanding shares (in shares)		(27,000)
Dividend accrued and paid (note 18)	(5,128)	$ 0	0	0		0	0	(5,128)	(5,128)	0
Issuance of new shares (note 18)	0	$ 28	$ 15	(43)		0	0	0	0	0
Issuance of new shares (note 18) (in shares)		27,777,341	14,630,813
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	(605)	$ 0	$ 0	0		0	0	0	0	(605)
- Other comprehensive income (loss) attributable to shareholders of Sinovac	(2,222)	0	0	0		(2,222)	0	0	(2,222)	0
Net income for the year
- Net income attributable to non-controlling interests	20,286	0	0	0		0	0	0	0	20,286
- Net income attributable to shareholders of Sinovac	44,929	0	0	0		0	0	44,929	44,929	0
- Transfer to statutory surplus reserves (note 20)	0	0	0	0		0	6,890	(6,890)	0	0
Balance at Dec. 31, 2019	352,195	$ 99	$ 15	207,962	$ 0	(4,321)	33,533	56,731	294,019	58,176
Balance (in shares) at Dec. 31, 2019		98,903,243
Balance (in shares) at Dec. 31, 2019			14,630,813
Share-based compensation (note 19)	10,203	$ 0	$ 0	10,203	0	0	0	0	10,203	0
Exercise of stock options (note 18) (note 19)	13,999	$ 0	0	9,108	0	0	0	0	9,108	4,891
Exercise of stock options (note 18) (note 19) (in shares)		401,500
Subscriptions receivable	(12,000)	$ 0	0	0	(7,109)	0	0	0	(7,109)	(4,891)
Cancellation of outstanding shares	0	$ 0	0	0	0	0	0	0	0	0
Cancellation of outstanding shares (in shares)		(10,000)
Equity transactions of subsidiaries	544,236	$ 0	0	311,651	0	0	0	0	311,651	232,585
Dividend accrued and paid (note 18)	(6,015)	0	0	0	0	0	0	(6,015)	(6,015)	0
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	8,082	0	0	0	0	0	0	0	0	8,082
- Other comprehensive income (loss) attributable to shareholders of Sinovac	24,246	0	0	0	0	24,246	0	0	24,246	0
Net income for the year
- Net income attributable to non-controlling interests	74,810	0	0	0	0	0	0	0	0	74,810
- Net income attributable to shareholders of Sinovac	110,369	0	0	0	0	0	0	110,369	110,369	0
- Transfer to statutory surplus reserves (note 20)	0	0	0	0	0	0	16,844	(16,844)	0	0
Balance at Dec. 31, 2020	$ 1,120,125	$ 99	$ 15	538,924	(7,109)	19,925	50,377	144,241	746,472	373,653
Balance (in shares) at Dec. 31, 2020	99,294,743	99,294,743
Balance (in shares) at Dec. 31, 2020			14,630,813
Share-based compensation (note 19)	$ 7,735	$ 0	$ 0	7,735	0	0	0	0	7,735	0
Exercise of stock options (note 18) (note 19)	$ 1,033	$ 1	0	1,032	0	0	0	0	1,033	0
Exercise of stock options (note 18) (note 19) (in shares)	207,500	207,500
Dividend accrued and paid (note 18)	$ (1,904,893)	$ 0	0	0	0	0	0	(5,982)	(5,982)	(1,898,911)
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	82,401	0	0	0	0	0	0	0	0	82,401
- Other comprehensive income (loss) attributable to shareholders of Sinovac	110,697	0	0	0	0	110,697	0	0	110,697	0
Net income for the year
- Net income attributable to non-controlling interests	5,991,431	0	0	0	0	0	0	0	0	5,991,431
- Net income attributable to shareholders of Sinovac	8,467,480	0	0	0	0	0	0	8,467,480	8,467,480	0
- Transfer to statutory surplus reserves (note 20)	0	0	0	0	0	0	1,463,920	(1,463,920)	0	0
Balance at Dec. 31, 2021	$ 13,876,009	$ 100	$ 15	$ 547,691	$ (7,109)	$ 130,622	$ 1,514,297	$ 7,141,819	$ 9,327,435	$ 4,548,574
Balance (in shares) at Dec. 31, 2021	99,502,243	99,502,243
Balance (in shares) at Dec. 31, 2021			14,630,813